Employee benefit plans (Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost) (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Japan
Defined benefit plan, weighted average assumptions used in calculating benefit obligation
Discount rate	0.60%	0.60%
Rate of compensation increase	2.50%	3.10%
Defined benefit plan, weighted average assumptions used in calculating net periodic benefit cost
Discount rate	0.60%	0.70%	0.70%
Expected return on plan assets	2.40%	2.40%	2.40%
Rate of compensation increase	3.10%	3.30%	2.90%
Foreign Plans
Defined benefit plan, weighted average assumptions used in calculating benefit obligation
Discount rate	3.50%	3.80%
Rate of compensation increase	3.40%	3.50%
Defined benefit plan, weighted average assumptions used in calculating net periodic benefit cost
Discount rate	3.80%	3.90%	4.00%
Expected return on plan assets	5.20%	5.60%	6.00%
Rate of compensation increase	3.50%	3.60%	3.80%